INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of deferred tax assets and liabilities are as follows:

2012

Deferred tax assets:
Net operating loss carryover	$311,000
Valuation allowance	(311,000)

Net deferred tax assets	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Statutory federal income tax rate	(34)%
State income taxes, net of federal taxes	(6)%
Valuation allowance	40%

Effective income tax rate	0%